Average Annual Total Returns - Prospectus #3 - Calvert Bond Fund	Bloomberg U.S. Aggregate Bond Index One Year	Bloomberg U.S. Aggregate Bond Index Five Years	Bloomberg U.S. Aggregate Bond Index Ten Years	Class A One Year	Class A Five Years	Class A Ten Years	Class A After Taxes on Distributions One Year	Class A After Taxes on Distributions Five Years	Class A After Taxes on Distributions Ten Years	Class A After Taxes on Distributions and Sales One Year	Class A After Taxes on Distributions and Sales Five Years	Class A After Taxes on Distributions and Sales Ten Years	Class C One Year	Class C Five Years	Class C Ten Years	Class I One Year	Class I Five Years	Class I Ten Years	Class R6 One Year	Class R6 Five Years	Class R6 Ten Years	Class R6 Inception Date
Total	(13.01%)	0.02%	1.06%	(15.31%)	(0.28%)	0.96%	(16.23%)	(1.41%)	(0.14%)	(9.04%)	(0.72%)	0.22%	(13.99%)	(0.43%)	0.63%	(12.25%)	0.59%	1.66%	(12.25%)	0.63%	1.68%	Oct. 03, 2017